Related Party Balances and Transactions (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchased food products from related parties	$ 33,529	$ 35,977	$ 36,987
Account payable to related parties	779	7,773
Sales to related parties	118,966	125,526
Shareholder, ShenMi DaZhong and Limited Partners [Member]
Sales commissions	$ 281,181	$ 103,832	$ 36,655